Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income

The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, taking into consideration the exposure of financial assets and liabilities denominated in Pesos as of December 31, 2018:

	Appreciation (+) / depreciation (-) of exchange rate of Peso against U.S. dollar		Income (loss) for fiscal year ended December 31, 2018
Impact on net income before income tax corresponding to financial assets and liabilities	+10 -10	% %	2,605 (2,605)

Information About Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate

The table below provides information about the financial assets and liabilities as of December 31, 2018 that accrues interest considering the applicable rate:

	Financial Assets(1)	Financial Liabilities(2)
Fixed interest rate	34,771	274,640
Variable interest rate	889	60,438

Total(3)	35,660	335,078

(1)

Includes temporary investments, loans with related parties and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest bearing.

(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest.
(3)	Includes principal and interest.

Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate

The table below shows the estimated impact on consolidated statement of comprehensive income that an increase or decrease of 100 basis points in the interest rate would have.

	Increase (+) / decrease (-) in the interest rates (basis points)	Income (loss) for fiscal year ended December 31, 2018
Impact on net income after income tax	+100	(248)
	-100	248

Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments

The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on the Group’s results as of December 31, 2018:

	Increase (+) / decrease (-) in the prices of investments in financial instruments	Income (loss) for the year ended December 31, 2018
Impact on net income before income tax	+10%	1,873
	-10%	(1,873)

Schedule of Maturity Dates of Financial Liabilities

The following table sets forth the maturity dates of the Group’s financial liabilities as of December 2018:

	December 31, 2018
	Maturity date
	0 - 1 year	1 - 2 year	2 -3 year	3 - 4 year	4 - 5 year	More than 5 years	Total
Financial liabilities
Loans	64,826	27,581	55,191	23,124	18,526	145,830	335,078
Other liabilities	722	80	52	35	33	349	1,271
Accounts payable(1)	83,733	2,101	9	1,244	—	—	87,087

	149,281	29,762	55,252	24,403	18,559	146,179	423,436

(1)	The amounts disclosed are the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values

Summary of Maximum Exposure to Credit Risk

The maximum exposure to credit risk of the Group of December 31, 2018 based on the type of its financial instruments and without excluding the amounts covered by guarantees and other arrangements mentioned below is set forth below:

Maximum exposure as of December 31, 2018
Cash and cash equivalents	46,028
Other financial assets	124,731

Summary of Breakdown of the Financial Assets

Following is the breakdown of the financial assets past due as of December 31, 2018:

	Current trade receivable	Other current receivables
Less than three months past due	19,720	1,262
Between three and six months past due	5,926	48
More than six months past due	3,337	788

	28,983	2,098